LONG-TERM PAYABLES (Details) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
Equipment	¥ 824,892,821	¥ 159,980,000
Less: accumulated depreciation	(44,196,469)	(11,440,625)
Net Value	¥ 780,696,352	¥ 148,539,375